UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:


/s/ Manish Chopra               New York, New York          February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                2

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:           $112,145
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                       Name
--------------------                      -----

(1) 028-12144                              Tiger Veda Global L.P.
(2) 028-12700                              Tiger Veda L.P.

                                           FORM 13F INFORMATION TABLE
                                           Tiger Veda Management, LLC
                                                December 31, 2010



COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4    COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8

                                                             VALUE   SHRS OR   SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION     MANGRS   SOLE  SHARED  NONE
BANK OF AMERICA CORPORATION         COM         060505104    4,642   348,000   SH        SHARED-DEFINED   1, 2          348,000
BRASIL TELECOM SA              SPONS ADR PFD    10553M101    1,031    47,000   SH        SHARED-DEFINED   1, 2           47,000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    7,648   226,000   SH        SHARED-DEFINED   1, 2          226,000
CAPITOL FED FINL                    COM         14057C106    5,955   500,000   SH        SHARED-DEFINED   1, 2          500,000
CHARTER COMMUNICATIONS INC D      CL A NEW      16117M305    6,153   158,000   SH        SHARED-DEFINED   1, 2          158,000
CHEMTURA CORP                     COM NEW       163893209    3,771   236,000   SH        SHARED-DEFINED   1, 2          236,000
COCA COLA ENTERPRISES INC NE        COM         19122T109    9,787   391,000   SH        SHARED-DEFINED   1, 2          391,000
GPO AEROPORTUARIO DEL PAC SA     SPON ADR B     400506101    4,065   100,101   SH        SHARED-DEFINED   1, 2          100,101
LORAL SPACE & COMMUNICATNS I        COM         543881106   12,240   160,000   SH        SHARED-DEFINED   1, 2          160,000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105   10,670   503,995   SH        SHARED-DEFINED   1, 2          503,995
MAKEMYTRIP LIMITED MAURITIUS        SHS         V5633W109      500    18,500   SH        SHARED-DEFINED   1, 2           18,500
NATIONAL FUEL GAS CO N J            COM         636180101   10,719   163,350   SH        SHARED-DEFINED   1, 2          163,350
ORIENTAL FINL GROUP INC             COM         68618W100    5,110   409,122   SH        SHARED-DEFINED   1, 2          409,122
RENAISSANCERE HOLDINGS LTD          COM         G7496G103   15,286   240,000   SH        SHARED-DEFINED   1, 2          240,000
SBA COMMUNICATIONS CORP             COM         78388J106    5,150   125,800   SH        SHARED-DEFINED   1, 2          125,800
SCORPIO TANKERS INC                 SHS         Y7542C106    3,186   315,125   SH        SHARED-DEFINED   1, 2          315,125
SEACOR HOLDINGS INC                 COM         811904101      859     8,499   SH        SHARED-DEFINED   1, 2            8,499
SOUTHERN UN CO NEW                  COM         844030106    3,623   150,500   SH        SHARED-DEFINED   1, 2          150,500
HARRY WINSTON DIAMOND CORP          COM         41587B100    1,750   151,000   SH        SHARED-DEFINED   1, 2          151,000

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